TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Shares Prospectus

and the Currently Effective Statement of Additional Information

* * *

Transamerica Developing Markets Debt

The following information is added to the section entitled “Advisory Fee Changes During the Fiscal Year” in the Class I2 Shares Prospectus:

Transamerica Developing Markets Debt: Effective July 1, 2012, the advisory fee is 0.95% of the first $200 million; 0.85% over $200 million up to $500 million; and 0.80% in excess of $500 million. Prior to July 1, 2012, the advisory fee was 0.95% of the first $250 million; 0.85% over $250 million up to $500 million; and 0.80% in excess of $500 million.

Effective July 1, 2012, the following information replaces certain information under the section entitled “Investment Advisory and Other Services” in the Statement of Additional Information:

Transamerica Developing Markets Debt	0.95% of the first $200 million
0.85% over $200 million up to $500 million
0.80% in excess of $500 million

* * *

Investors Should Retain this Supplement for Future Reference

July 3, 2012